VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
VARIABLE INTEREST ENTITY

On October 24, 2016, the Company sold certain mineral and land interests to a subsidiary of an entity, LRR, owned by members of the Company’s management. LRR leases various parcels of land to QEI and engages in other activities creating miscellaneous income. The consideration for the transaction was a note in the amount of $178,683. The note bears no interest and is due in 2026. The balance as of December 31, 2016 was $130,145. As of January 28, 2017, the note was paid in full. This transaction was eliminated upon consolidation as a variable interest entity.

The Company’s management also manages the operations of LRR. LRR has assets totaling $475,401 and liabilities totaling $77,443 as of December 31, 2017 for which there were no restrictions. The Company’s risk associated with LRR is greater than its ownership percentage and its involvement does not affect the Company’s business beyond the relationship described above.